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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7115

Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: Various, see below.

Date of reporting period: 7/1/2019 through 6/30/2020

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Total Return Series, Inc.

Fund Names:

Federated Hermes Select Total Return Bond Fund
(formerly, Federated Select Total Return Bond Fund, and,
prior to November 27, 2019, Federated Mortgage Fund) (Fiscal Year End 09/30)

Federated Hermes Total Return Bond Fund
(formerly, Federated Total Return Bond Fund) (Fiscal Year End 11/30)

Federated Hermes Ultrashort Bond Fund
(formerly, Federated Ultrashort Bond Fund) (Fiscal Year End 09/30)

There were no matters related to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Total Return Series, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 20, 2020